FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FINANCIAL INSTRUMENTS
Summary of the impact of the adoption of new accounting pronouncements for VIE's specific to interest rate derivatives and the location on the balance sheet

January 1, 2010
Other assets	$2,620
Accounts payable and other accrued liabilities	$24,316
Accumulated other comprehensive income (net of tax of $8,808)	$(14,168)

Schedule of fair values of derivatives in the consolidated balance sheets

	September 30, 2012	December 31, 2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$3,864	$3,518
Accounts payable and other accrued liabilities:
Interest rate derivatives	$3,864	$3,585
Foreign exchange contracts	32	—

Total	$3,896	$3,585

	2011	2010
Derivatives Designated as Hedging Instruments:
Derivative assets:
Other assets	$80	$741
Derivative liabilities:
Accounts payable and other accrued liabilities	$19	$5,375
Derivatives Not Designated as Hedging Instruments:
Derivative assets:
Other assets	$3,518	$6,888
Derivative liabilities:
Accounts payable and other accrued liabilities	$3,585	$7,250

Schedule of location on consolidated statements of income and impact of derivatives

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$39	$(10,498)	$(326)	$(19,067)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,648)	(3,953)	(5,367)	(14,295)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	(2)	(77)	20	(245)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$—	$(83)	$(48)	$(720)
Foreign exchange contracts—Other expenses	32	—	32	—

	2011	2010
Fair Value Hedges
Other expenses	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (Effective Portion)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (Effective Portion)
Interest expense to third parties	$(17,191)	$(33,925)
Recognized directly in income (Ineffective Portion)
Other expenses	$(278)	$(552)
Not Designated as Hedges
Other expenses	$(751)	$—

Schedule of key assumptions utilized in measuring the initial fair value of retained interests for securitizations in 2009

	Range	Weighted Average
Constant prepayment rate	15.00% - 20.00%	19.31%
Expected credit loss rate	0.59% - 1.50%	0.79%
Discount rate	9.00% - 17.00%	14.06%
Remaining maturity in months	13 - 32	25

Schedule of fair-value hierarchy levels of assets and liabilities measured at fair value on a recurring basis

	Level 2		Level 3		Total
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Assets
Interest rate derivatives	$3,864	$3,438	$—	$160	$3,864	$3,598
Retained interests	—	—	8,373	17,289	8,373	17,289

Total assets	$3,864	$3,438	$8,373	$17,449	$12,237	$20,887

Liabilities
Interest rate derivatives	$3,864	$3,459	$—	$145	$3,864	$3,604
Foreign exchange contracts	32	—	—	—	32	—

Total liabilities	$3,896	$3,459	$—	$145	$3,896	$3,604

	Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010
Assets
Interest rate derivatives	$3,438	$7,629	$160	$—	$3,598	$7,629
Retained interests	—	—	17,289	37,914	17,289	37,914

Total assets	$3,438	$7,629	$17,449	$37,914	$20,887	$45,543

Liabilities
Interest rate derivatives	$3,459	$7,250	$145	$5,375	$3,604	$12,625

Total liabilities	$3,459	$7,250	$145	$5,375	$3,604	$12,625

Schedule of changes in Level 3 fair-value category

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	1,763	4,930
Included in other comprehensive (loss) income	(616)	—
Settlements	(22,115)	—

Balance at September 30, 2011	$16,946	$(445)

Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	912	65
Included in other comprehensive (loss) income	830	(80)
Settlements	(10,658)	—

Balance at September 30, 2012	$8,373	$—

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized / unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive (loss) income	5,706	—
Settlements	(67,954)	—

Balance at December 31, 2010	$37,914	$(5,375)
Total gains or losses (realized / unrealized):
Included in earnings	299	5,390
Included in other comprehensive (loss) income	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15

Schedule of carrying amount and estimated fair value of assets and liabilities considered financial instruments

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Receivables	$9,386,549	$9,710,124	$8,627,213	$8,258,863
Short-term debt	4,796,035	4,796,035	3,875,932	3,799,842
Affiliated debt	819,270	823,028	1,567,107	1,587,538
Long-term debt	4,587,773	4,648,139	4,043,897	4,067,386